UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	3/31
Date of reporting period:	6/30/2010

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--138.4%	Rate (%)	Date	Amount ($)	Value ($)
Agriculture--1.0%
Bolthouse Farms,
Bank Notes	9.50	7/25/16	2,700,000 a	2,703,375
Auto Parts & Equipment--2.4%
Goodyear Tire & Rubber,
Sr. Unscd. Notes	10.50	5/15/16	1,205,000 b	1,316,462
Lear,
Gtd. Bonds	7.88	3/15/18	805,000 b	811,038
Lear,
Gtd. Notes	8.13	3/15/20	690,000 b	695,175
TRW Automotive,
Gtd. Notes	7.25	3/15/17	1,925,000 b,c	1,876,875
United Components,
Gtd. Notes	9.38	6/15/13	1,925,000 b	1,944,250
				6,643,800
Automobile Manufacturers--.8%
Navistar International,
Gtd. Notes	8.25	11/1/21	2,080,000 b	2,121,600
Chemicals--1.2%
Huntsman International,
Gtd. Notes	7.88	11/15/14	795,000 b	771,150
Huntsman International,
Sr. Sub. Notes	8.63	3/15/20	1,320,000 b,c	1,224,300
Ineos Finance,
Sr. Scd. Notes	9.00	5/15/15	715,000 b,c	716,787
LBI Escrow,
Sr. Scd. Notes	8.00	11/1/17	640,000 b,c	660,800
				3,373,037
Coal--1.7%
Drummond,
Sr. Unscd. Notes	7.38	2/15/16	2,115,000 b	1,998,675

Murray Energy,
Gtd. Notes	10.25	10/15/15	2,670,000 b,c	2,670,000
				4,668,675
Commercial & Professional Services--8.6%
Cenveo,
Sr. Scd. Notes	8.88	2/1/18	3,595,000 b	3,469,175
Cenveo,
Gtd. Notes	10.50	8/15/16	285,000 b,c	291,412
Ceridian,
Gtd. Notes	11.25	11/15/15	11,580,000 b,d	10,508,850
Ceridian,
Gtd. Notes	12.25	11/15/15	4,163,150 b	3,767,651
Dyncorp International,
Sr. Unscd. Notes	10.38	7/1/17	1,415,000 c	1,411,462
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	2,000,000 b,c	2,040,000
iPayment,
Gtd. Notes	9.75	5/15/14	2,715,000 b	2,484,225
				23,972,775
Diversified Financial Services--15.1%
Ally Financial,
Gtd. Notes	8.00	11/1/31	7,740,000 b	7,178,850
Ally Financial,
Gtd. Notes	8.30	2/12/15	670,000 b,c	680,050
BAC Capital Trust XIV,
Gtd. Notes	5.63	9/29/49	5,225,000 d	3,566,062
Citigroup Capital XXI,
Gtd. Bonds	8.30	12/21/77	5,298,000 d	5,186,414
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,275,000 b	1,305,430
Ford Motor Credit,
Sr. Unscd. Notes	8.70	10/1/14	3,835,000 b	4,000,312
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	4,678,000 b,c	4,315,455
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	5,660,000 b,c	5,518,500
International Lease Finance,

Sr. Unscd. Notes	8.63	9/15/15	4,170,000 b,c	3,961,500
Reynolds Group Issuer,
Sr. Notes	8.50	5/15/18	4,155,000 b,c	4,097,869
Susser Holdings and Finance,
Gtd. Notes	8.50	5/15/16	460,000 b,c	462,300
USI Holdings,
Sr. Sub. Notes	9.75	5/15/15	1,555,000 b,c	1,434,488
				41,707,230
Electric Utilities--6.0%
AES,
Sr. Unscd. Notes	8.00	10/15/17	425,000 b	431,375
AES,
Sr. Unscd. Notes	9.75	4/15/16	5,045,000 b,c	5,448,600
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,845,000 b	3,061,581
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	2,100,000 b,d	1,564,500
North American Energy Alliance,
Sr. Scd. Notes	10.88	6/1/16	1,310,000 b,c	1,355,850
NRG Energy,
Gtd. Notes	7.38	1/15/17	2,870,000 b	2,848,475
RRI Energy,
Sr. Unscd. Notes	7.63	6/15/14	2,045,000 b	2,024,550
				16,734,931
Environmental Control--.4%
WCA Waste,
Gtd. Notes	9.25	6/15/14	1,070,000 b	1,074,013
Health Care--11.3%
American Renal Holdings,
Sr. Scd. Notes	8.38	5/15/18	235,000 b,c	233,825
Biomet,
Gtd. Notes	11.63	10/15/17	13,654,000 b	14,848,725
Capella Healthcare,
Gtd. Notes	9.25	7/1/17	900,000 b,c	911,250
HCA,
Sr. Unscd. Notes	9.00	12/15/14	4,000,000 b	3,880,000
HCA,

Scd. Notes	9.25	11/15/16	7,320,000 b	7,777,500
Inverness Medical Innovations,
Gtd. Notes	9.00	5/15/16	2,640,000 b	2,653,200
Radiation Therapy Services,
Sr. Sub. Notes	9.88	4/15/17	980,000 b,c	945,700
				31,250,200
Lodging & Entertainment--9.2%
Ameristar Casinos,
Gtd. Notes	9.25	6/1/14	1,495,000 b	1,573,487
Boyd Gaming,
Sr. Sub. Notes	6.75	4/15/14	630,000 b	554,400
Boyd Gaming,
Sr. Sub. Notes	7.13	2/1/16	1,120,000 b	926,800
Harrahs Operating Co.,
Sr. Scd. Notes	10.00	12/15/18	935,000 b	771,375
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	2,819,000 b	2,551,195
MGM Resorts International,
Gtd. Notes	4.25	4/15/15	1,020,000 b,c	812,175
MGM Resorts International,
Gtd. Notes	6.75	4/1/13	1,416,000 b	1,270,860
MGM Resorts International,
Gtd. Notes	7.50	6/1/16	4,760,000 b	3,772,300
MGM Resorts International,
Sr. Unscd. Notes	11.38	3/1/18	8,810,000 b,c	8,325,450
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	1,855,000 b	1,915,288
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	1,994,000 b,c	2,073,760
Shingle Springs Tribal Gaming
Authority, Sr. Notes	9.38	6/15/15	1,240,000 b,c	988,900
				25,535,990
Manufacturing--2.9%
RBS Global and Rexnord,
Gtd. Notes	8.50	5/1/18	2,395,000 b,c	2,335,125
Reddy Ice,
Sr. Scd. Notes	11.25	3/15/15	5,480,000 b,c	5,671,800

				8,006,925
Media--20.0%
Allbritton Communications,
Sr. Unscd. Notes	8.00	5/15/18	2,585,000 b,c	2,572,075
CCH II Capital,
Gtd. Notes	13.50	11/30/16	7,700,286 b	9,009,335
Cequel Communications Holdings I,
Sr. Unscd. Notes	8.63	11/15/17	1,050,000 b,c	1,051,312
Clear Channel Communications,
Sr. Unscd. Notes	4.90	5/15/15	3,910,000	2,052,750
Clear Channel Communications,
Sr. Unscd. Notes	5.50	9/15/14	9,103,000	5,052,165
Clear Channel Communications,
Sr. Unscd. Notes	5.50	12/15/16	4,227,000	2,050,095
Clear Channel Communications,
Sr. Unscd. Notes	5.75	1/15/13	4,849,000	3,733,730
Clear Channel Communications,
Sr. Unscd. Debs.	6.88	6/15/18	1,775,000	869,750
Clear Channel Communications,
Gtd. Notes	10.75	8/1/16	1,545,000	1,093,087
Gray Television,
Sr. Scd. Notes	10.50	6/29/15	5,710,000 b,c	5,567,250
Insight Communications,
Sr. Notes	9.38	7/1/18	1,870,000 c	1,870,000
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	4,364,000 b,c	3,763,950
LIN Television,
Gtd. Notes, Ser. B	6.50	5/15/13	2,655,000 b	2,562,075
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	315,772 b,c	282,616
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	2,256,308 b,d	2,205,541
Nexstar/Mission Broadcasting,
Sr. Scd. Notes	8.88	4/15/17	345,000 b,c	348,450
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	670,000 b	659,950
Quebecor Media,

Sr. Unscd. Notes	7.75	3/15/16	3,700,000 b	3,644,500
Salem Communications,
Sr. Scd. Notes	9.63	12/15/16	2,151,000 b	2,226,285
Sinclair Broadcast Group,
Gtd. Notes	8.00	3/15/12	3,180,000 b	3,112,425
Sinclair Television Group,
Sr. Scd. Notes	9.25	11/1/17	1,775,000 b,c	1,801,625
				55,528,966
Metals & Mining--2.3%
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	6,100,000 b,c	6,328,750
Oil & Gas--3.2%
American Petroleum Tankers,
Sr. Scd. Notes	10.25	5/1/15	1,565,000 b,c	1,576,737
Aquilex Holdings,
Sr. Notes	11.13	12/15/16	1,910,000 b,c	1,919,550
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	2,675,000 b	2,969,250
Cie Generale de
Geophysique-Veritas, Gtd. Notes	9.50	5/15/16	1,165,000 b	1,188,300
Petrohawk Energy,
Gtd. Notes	10.50	8/1/14	435,000 b	469,800
Sabine Pass LNG,
Sr. Scd. Notes	7.50	11/30/16	1,055,000 b	883,563
				9,007,200
Packaging & Containers--2.4%
AEP Industries,
Sr. Unscd. Notes	7.88	3/15/13	3,755,000 b	3,717,450
BWAY Holding,
Sr. Notes	10.00	6/15/18	1,080,000 b,c	1,131,300
Solo Cup,
Sr. Scd. Notes	10.50	11/1/13	1,610,000 b	1,672,388
				6,521,138
Paper & Forest Products--5.8%
Newpage,
Sr. Scd. Notes	11.38	12/31/14	7,584,000 b	6,920,400
Smurfit Kappa Funding,

Sr. Sub. Notes	7.75	4/1/15	1,700,000 b	1,687,250
Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	3,605,000 b	3,091,288
Verso Paper Holdings,
Sr. Scd. Notes	11.50	7/1/14	4,151,000 b	4,493,458
				16,192,396
Pipelines--.0%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	110,000 b	121,083
Real Estate--.6%
Developers Diversified Realty,
Sr. Unscd. Notes	9.63	3/15/16	1,560,000 b	1,694,417
Retail--8.4%
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	1,575,000 b	1,582,875
Ferrellgas Partners,
Sr. Unscd. Notes	9.13	10/1/17	1,370,000 b,c	1,435,075
Hillman Group,
Gtd. Notes	10.88	6/1/18	1,775,000 b,c	1,837,125
McJunkin Red Man,
Sr. Scd. Notes	9.50	12/15/16	4,085,000 b,c	3,982,875
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	5,750,000 b	5,879,375
QVC,
Sr. Scd. Notes	7.50	10/1/19	1,440,000 b,c	1,422,000
Rite Aid,
Gtd. Notes	9.50	6/15/17	3,935,000 b	3,138,163
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	3,835,000 b	3,887,731
				23,165,219
Technology--5.7%
Alion Science and Technology,
Sr. Scd. Notes	12.00	11/1/14	616,334 b,c	619,416
First Data,
Gtd. Notes	9.88	9/24/15	1,140,000 b	860,700
First Data,
Gtd. Notes	9.88	9/24/15	2,500,000 b	1,912,500

Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	10,485,000 b	10,878,187
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	1,340,000 b	1,438,825
				15,709,628
Telecommunications--24.2%
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	8,410,000 b,c	8,262,825
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	3,014,000 b,c	2,972,557
Digicel Group,
Sr. Notes	10.50	4/15/18	631,000 c	653,874
Digicel,
Sr. Unscd. Notes	12.00	4/1/14	780,000 c	875,550
Intelsat Bermuda,
Gtd. Notes	11.25	2/4/17	5,644,000 d	5,742,770
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	7,255,000	7,762,850
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	5,790,000 b,c	5,884,088
Sorenson Communications,
Sr. Scd. Notes	10.50	2/1/15	12,665,000 b,c	8,042,275
Telesat Canada,
Sr. Unscd. Notes	11.00	11/1/15	3,110,000 b	3,374,350
Telesat Canada,
Sr. Sub. Notes	12.50	11/1/17	1,095,000 b	1,231,875
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	11,945,000 b,c	12,303,350
Wind Acquisition Finance,
Scd. Bonds	12.00	12/1/15	575,000 b,c,d	598,000
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	6,100,000 b,c	5,581,500
Wireco WorldGroup,
Sr. Unscd. Notes	9.50	5/15/17	3,975,000 b,c	3,895,500
				67,181,364
Textiles & Apparel--.8%
Invista,

Sr. Unscd. Notes	9.25	5/1/12	2,121,000 b,c	2,158,117
Transportation--4.4%
General Maritime,
Gtd. Notes	12.00	11/15/17	3,675,000 b,c	3,766,875
Marquette Transportation Finance,
Sr. Scd. Notes	10.88	1/15/17	2,940,000 b,c	2,895,900
Navios Maritime Holdings,
Sr. Scd. Notes	8.88	11/1/17	910,000 b,c	921,375
Navios Maritime Holdings,
Gtd. Notes	9.50	12/15/14	1,500,000 b	1,447,500
Overseas Shipholding Group,
Sr. Unscd. Notes	8.13	3/30/18	2,000,000 b	1,975,000
Ultrapetrol Bahamas,
First Mortgage Notes	9.00	11/24/14	1,156,000	1,121,320
				12,127,970
Total Bonds and Notes
(cost $385,450,182)				383,528,799

Preferred Stocks--.6%			Shares	Value ($)
Media
Spanish Broadcasting System,
Ser. B, Cum. $28.88
(cost $2,256,546)			2,182 [e]	1,527,631

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,785,000)			2,785,000 [f]	2,785,000
Total Investments (cost $390,491,728)			140.0%	387,841,430
Liabilities, Less Cash and Receivables			(40.0%)	(110,821,613)
Net Assets			100.0%	277,019,817

a

The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At June 30, 2010, the value of this security amounted to $2,703,375 or 0.9% of net assets.

b	Collateral for Revolving Credit and Security Agreement.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities had a total market value of $156,786,125 or 56.6% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e

Illiquid security. The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At June 30, 2010, the value of this security amounted to $1,527,631 or 0.6% of net assets.

f	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $390,491,728. Net unrealized depreciation on investments was $2,650,298 of which $11,605,579 related to appreciated investment securities and $14,255,877 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	138.4
Money Market Investment	1.0
Preferred Stocks	.6
140.0
† Based on net assets.

At June 30, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Proceeds ($)	Value ($)	at 6/30/2010 ($)
Sales:
Euro,
Expiring 7/30/2010	140,000	173,293	171,224	2,069

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Corporate Bonds+	-	383,528,799	-	383,528,799
Equity Securities - Domestic+	-	-	1,527,631	1,527,631
Mutual Funds	2,785,000	-	-	2,785,000
Other Financial Instrument:
Forward Foreign Exchange Contracts++	-	2,069	-	-

+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities - Domestic($)
Balance as of 3/31/2010	2,182
Realized gain (loss)	-
Change in unrealized appreciation	1,525,449
(depreciation)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 6/30/2010	1,527,631

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates, among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	August 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	F August 23, 2010

EXHIBIT INDEX

                (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)